     As filed with the Securities and Exchange Commission on June 25, 1999.

                Securities Act of 1933 Registration No. 333-75513

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


  Pre-effective Amendment No.  ____           Post-effective Amendment No. 1
                        (Check appropriate box or boxes)


                             AIM ADVISOR FUNDS, INC.

                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046

                   ------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713)626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F. RELIHAN, ESQUIRE                 THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

       Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

       It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

       No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

       In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed on the prospectus previously filed under Registration No. 2-87377. This Post-effective Amendment consists of the facing page, this page, Item 15 and Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

PART C.  OTHER INFORMATION

Item 15. Indemnification

         Section 2-418 of the General Corporation Law of the State of Maryland,
         Article VI of the Registrant's Charter, Article VII of the Registrant's By-Laws and the Investment Advisory Agreement filed as Exhibit 5(b), provide, or will provide, for indemnification.

         The Registrant's Articles of Incorporation (Article VI) provide that the Registrant shall indemnify (a) its directors to the fullest extent permitted by law now or hereafter in force, including the advance of expenses under the procedures provided under such laws; (b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law, provided, however, that such indemnification shall not be construed to protect any director or officer against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         The Registrant's By-laws (Article VII) provide that the Registrant shall indemnify any director and/or officer who was or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer of the Registrant, or is or was serving at the request of the Registrant as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the maximum extent permitted by law.

         With respect to indemnification of officers and directors, Section 2-418 of the Maryland General Corporation Law provides that a corporation may indemnify any director who is made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant) by reason of service in that capacity, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and expenses actually and reasonably incurred by him in connection with such action, suit or proceeding unless (1) it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit of money, property, or services; or (3) in the case of any criminal action or proceeding, had reasonably cause to believe that the act or omission was unlawful. A court of appropriate jurisdiction may, however, except in proceedings by or in the right of the Registrant or in which liability has been adjudged by reason of the person receiving an improper personal benefit, order such indemnification as the court shall deem proper if it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the requisite standards of conduct. Under Section 2-418, the Registrant shall also indemnify officers, employees, and agents of the Registrant to the same extent that it shall indemnify directors, and officers, employees and agents who are not directors to such further extent, consistent with law, as may be provided by general or specific action of the Board of Directors or contract. Pursuant to Section 2-418 of the Maryland General Corporation Law, the termination of any action, suit or proceeding by judgment, order or settlement does not create a presumption that the person did not meet the requisite standard of conduct required by Section 2-418. The termination of any action, suit or proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.


Item 16.          Exhibits.

1        (a)      Amended and Restated Articles of Incorporation dated March 7,
                  1995, previously filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on May 1, 1995, were filed electronically as an Exhibit to Registrant's
                  Post-Effective Amendment No. 33 on December 30, 1997, and are incorporated by reference herein.

         (b) Articles of Amendment to the Articles of Incorporation, as filed with the State Department of Assessments and Taxation of the State of Maryland on January 16, 1996, filed on EDGAR with Post-Effective Amendment No. 26 on April 22, 1996, and are incorporated by reference herein.

         (c) Articles Supplementary, dated February 14, 1996, to the Articles of Incorporation were filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and are incorporated by reference herein.

         (d) Articles Supplementary to the Articles of Incorporation dated August 13, 1996, were filed electronically as an Exhibit with the Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and are incorporated by reference herein.

         (e) Articles Supplementary, dated September 29, 1997, to the Articles of Incorporation were filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and are incorporated by reference herein.

2        (a)      By-Laws of Registrant, as amended, previously filed with
                  Post-Effective Amendment No. 24 to the Registrant's
                  Registration Statement on May 1, 1995, was filed on EDGAR with
                  Post-Effective Amendment No. 31 on April 30, 1997.

         (b) Amended and Restated Bylaws of Registrant, dated September 20, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

3                 Voting Trust Agreements - None.


4 A copy of the form of the Plan of Reorganization for MultiFlex Fund was filed electronically as Appendix I to the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 filed on April 1, 1999, and is incorporated by reference herein.


5                 Instruments defining rights of security holders - None.

6        (a)      Investment Advisory Agreement between Registrant and INVESCO
                  Services, Inc. dated as of February 28, 1997 was filed on EDGAR with Post-Effective Amendment No. 31 on April 30, 1997.

         (b) Investment Advisory Agreement between Registrant and A I M Advisors, Inc. dated August 4, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

Item 16.          Exhibits.

         (c) Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO Capital Management, Inc. dated as of February 28, 1997, was filed on EDGAR with Post-Effective Amendment No. 31 on April 30, 1997.

         (d) Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Capital Management, Inc. dated August 4, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

         (e) Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO Management & Research, Inc. dated as of February 28, 1997 was filed on EDGAR with Post-Effective Amendment No. 31 on April 30, 1997.

         (f) Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Management & Research, Inc. dated August 4, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

         (g) Sub-Advisory Agreement between INVESCO Services, Inc. and INVESCO Realty Advisors, Inc. dated as of February 28, 1997 was filed on EDGAR with Post-Effective Amendment No. 31 on April 30, 1997.

         (h) Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Realty Advisors, Inc. dated August 4, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

         (i) Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Global Asset Management, Inc. dated August 4, 1997, was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (j) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, by and between A I M Advisors, Inc. and the Registrant, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is hereby incorporated by reference herein.

         (k) Amendment No. 1, dated September 28, 1998 to the Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, by and between A I M Advisors, Inc. and the Registrant, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is hereby incorporated by reference herein.

         (l) Amendment No. 2, dated December 14, 1998, to the Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, by and between A I M Advisors, Inc. and the Registrant, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is hereby incorporated by reference herein.

         (m) Amendment No. 3, dated December 22, 1998, to the Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, by and between A I M Advisors, Inc. and the Registrant, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is hereby incorporated by reference herein.

Item 16.          Exhibits.

         (n) Amendment No. 4, dated January 26, 1999, to the Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, by and between A I M Advisors, Inc. and the Registrant, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is hereby incorporated by reference herein.

         (o) Amendment No. 5, dated March 1, 1999, to the Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, by and between A I M Advisors, Inc. and the Registrant, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is hereby incorporated by reference herein.

7        (a)      Distribution Agreement between Registrant and INVESCO
                  Services, Inc., dated as of February 28, 1997 was filed on EDGAR with Post-Effective Amendment No. 31 on April 30, 1997.

         (b) Distribution Agreement between Registrant and A I M Distributors, Inc. dated August 4, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

         (c) Master Distribution Agreement between Registrant and A I M Distributors, Inc. (relating to Class B shares) was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999 and is incorporated by reference herein.

         (d) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999 and is incorporated by reference herein.

         (e) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999 and is incorporated by reference herein.

8        (a)      Defined Benefit Deferred Compensation Plan for Non-Interested
                  Directors and Trustees was filed on EDGAR with Post-Effective
                  Amendment No. 31 on April 30, 1997.

         (b) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors for Non-Interested Directors and Trustees was filed electronically as an Exhibit to Post-Effective Amendment No. 32 on June 9, 1997 and is hereby incorporated by reference.

         (c) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (d) Retirement Plan for Registrant's Non-Affiliated Directors effective as of March 8, 1994 as restated September 18, 1997 was filed electronically as an Exhibit to Post-Effective Amendment No. 32 on June 9, 1997 and is hereby incorporated by reference.

9        (a)      Form of Custodian Agreement between Registrant and United
                  Missouri Bank of Kansas City, N.S., dated as of November 1,
                  1993, was previously filed with Post-Effective Amendment No.
                  20 to the Registrant's Registration Statement on September 10,
                  1993. Custodian Agreement between Registrant and United
                  Missouri Bank of Kansas City, N.S., dated as of November 1,
                  1993, was previously filed with Post-Effective Amendment No.
                  22 to the Registrant's Registration Statement on April 28,
                  1994. Form of Custodian Agreement between Registrant and
                  United Missouri Bank of Kansas City, N.S., dated May 1, 1995, was previously filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on May 1, 1995, and filed on EDGAR with Post-Effective Amendment No. 26 on April
                  22, 1996.

Item 16.          Exhibits.


         (b) Custodian Contract, dated August 4, 1997, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (c) Amendment to Custodian Contract dated September 9, 1998, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999 and is incorporated by reference herein.

10       (a)      Plan and Agreement of Distribution pursuant to Rule 12b-1
                  between the Registrant and INVESCO Services, Inc., dated as of January 1, 1997 was filed on EDGAR with Post- Effective
                  Amendment No. 31 on April 30, 1997.

         (b) Plan and Agreement of Distribution pursuant to Rule 12b-1 between the Registrant (on behalf of Class A and Class C shares) and A I M Distributors, Inc. dated August 4, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

         (c) Master Distribution Plan of the Registrant (on behalf of Class B shares) was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is incorporated by reference herein.

         (d) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is incorporated by reference herein.

         (e) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is incorporated by reference herein.

         (f) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is incorporated by reference herein.

         (g) Form of Agency Pricing Agreement was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is incorporated by reference herein.

         (h) Form of Service Agreement of Bank Trust Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is incorporated by reference herein.


11 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered was filed as an Exhibit to the Registration Statement on Form N-14 filed April 1, 1999, and is hereby incorporated by reference.



12 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus is filed herewith electronically.


13       (a)      Operating Services Agreement between Registrant and INVESCO
                  Services, Inc., dated as of February 28, 1997 was filed on EDGAR with Post-Effective Amendment No. 31 on April 30, 1997.

         (b) Operating Services Agreement between Registrant and A I M Advisors, Inc. dated August 4, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

Item 16.          Exhibits.




         (c) Transfer Agency and Service Agreement between Registrant, A I M Advisors, Inc. and A I M Fund Services, Inc. dated August 4, 1997, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on December 30, 1997, and is incorporated by reference herein.

         (d) Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and The Shareholder Services Group, Inc. was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (e) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (f) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (g) Amendment No. 3, dated as of February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (h) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (i) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc., was filed electronically as an Exhibit with Registrant's Post-Effective Amendment No. 34 on February 24, 1998, and is incorporated by reference herein.

         (j) Amendment No. 4, dated as of June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is incorporated by reference herein.

         (k) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 35 on February 16, 1999, and is incorporated by reference herein.


14       (a)      Consent of KPMG LLP was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on April 1,
                  1999, and is hereby incorporated by reference.

         (b) Consent of PricewaterhouseCoopers LLP was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on April 1, 1999, and is hereby incorporated by reference.



15                None.


16                Powers of Attorney

17       (a)      Form of Proxy was filed electronically as an Exhibit to the
                  Registration Statement on Form N-14 filed on April 1,
                  1999, and is hereby incorporated by reference.


         (b) Prospectus of AIM Advisor MultiFlex Fund was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on April 1, 1999, and is hereby incorporated by reference.

Item 17. Undertakings


         None.

                                   SIGNATURES


       Pursuant to the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Houston, State of Texas, on the 25 day of June, 1999.


                                           AIM ADVISOR FUNDS, INC.
                                           Registrant

                                           By: /s/ ROBERT H. GRAHAM
                                              -------------------------------
                                                   Robert H. Graham
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons on the 25 day of June, 1999 in the capacities and on the dates indicated.


SIGNATURE                     TITLE                              DATE

/s/ CHARLES T. BAUER          Chairman & Director            June 25, 1999
---------------------------
Charles T. Bauer

/s/ ROBERT H. GRAHAM          Director & President           June 25, 1999
---------------------------
Robert H. Graham

     *                        Director                       June 25, 1999
---------------------------
Bruce L. Crockett

     *                        Director                       June 25, 1999
---------------------------
Owen Daly II

     *                        Director                       June 25, 1999
---------------------------
Prema Mathai-Davis

     *                        Director                       June 25, 1999
---------------------------
Edward K. Dunn, Jr.

     *                        Director                       June 25, 1999
---------------------------
Jack Fields

     *                        Director                       June 25, 1999
---------------------------
Carl Frischling

     *                        Director                       June 25, 1999
---------------------------
Lewis F. Pennock

     *                        Director                       June 25, 1999
---------------------------
Louis Sklar

/s/ DANA R. SUTTON            Vice President &               June 25, 1999
---------------------------   Treasurer (Principal
Dana R. Sutton                Financial Officer)

By:  /s/ CAROL F. RELIHAN  *
     ---------------------
     Carol F. Relihan
     Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit No.             Description
-----------             -----------
12.                     Opinion of Ballard Spahr Andrews & Ingersoll, LLP as to tax matters

16.                     Powers of Attorney
